Shareholders’ Equity	12 Months Ended
Jun. 30, 2025
Equity [Abstract]
Shareholders’ Equity

10 Shareholders’ Equity

Ordinary shares

The Company was incorporated under the laws of the Cayman Islands on 28 July 2016. The authorized share capital of the Company is US$50,000 divided into 25,000,000 Class A Ordinary Shares and 25,000,000 Class B Ordinary Shares, with par value US$0.001 per share. Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for voting and conversion rights. Each holder of our Class A Ordinary Share is entitled to one vote per share. Each holder of our Class B Ordinary Share is entitled to 10 votes per share.

The Company issued 560,337 (given effect of the First Share Consolidation and Second Share Consolidation) Class A Ordinary Shares and 301,956 (given effect of the First Share Consolidation and Second Share Consolidation) Class B Ordinary Shares as of 30 June 2024.

During the period from August 2023 to January 2024, the Company had issued a total of 24,900 (given effect of the First Share Consolidation and Second Share Consolidation) Class A Ordinary Shares of a nominal or par value of US$0.00016 each (given effect of the First Share Consolidation and Second Share Consolidation) at US$94 (given effect of the First Share Consolidation and Second Share Consolidation) per share to eight investors for a total consideration of US$1,724,073 (S$2,344,843). The Company had received the consideration in full.

In February 2024, the Company issued an aggregate of 131,800 (given effect of the First Share Consolidation and Second Share Consolidation) Class A Ordinary Shares of a nominal or par value of US$0.00016 each (given effect of the First Share Consolidation and Second Share Consolidation), comprising (i) 104,056 (given effect of the First Share Consolidation and Second Share Consolidation) Class A Ordinary Shares of a nominal or par value of US$0.00016 each (given effect of the First Share Consolidation and Second Share Consolidation) issued to 5 advisors of the Company in consideration for services provided to the Company pursuant to various agreements. The Company recorded share-based compensation of US$7,200,064 in its consolidated statements of operations and comprehensive loss; and (ii) 27,744 (given effect of the First Share Consolidation and Second Share Consolidation) Class A Ordinary Shares of a nominal or par value of US$0.00016 each (given effect of the First Share Consolidation and Second Share Consolidation ) issued to certain employees of the Company pursuant to the Incentive Plan. The Company recorded share-based compensation of US$1,919,700 in its consolidated statements of operations and comprehensive loss As of June 30, 2024, there was no outstanding stock options granted under the Incentive Plan.

On February 19, 2024, the Company completed the sub-division of the issued Class A and Class B Ordinary Shares of a nominal or par value of US$0.001 each in the capital of the Company into 250 ordinary shares of a nominal or par value of US$0.00016 each (given effect of the First Share Consolidation and Second Share Consolidation). Before the subdivision, the Company’s ordinary shares issued and outstanding was 78,687 (given effect of the First Share Consolidation and Second Share Consolidation) Class A Ordinary Shares and 48,313 (given effect of the First Share Consolidation and Second Share Consolidation) Class B Ordinary Shares. After the subdivision, the Company’s ordinary shares issued and outstanding was 491,794 (given effect of the First Share Consolidation and Second Share Consolidation) Class A Ordinary Shares and 301,956 (given effect of the First Share Consolidation and Second Share Consolidation) Class B Ordinary Shares.

On April 9, 2024, the Company entered into an underwriting agreement with Network 1 Financial Securities Inc. (the “Underwriter”) who is acting as an underwriter of the Company. The Company agreed to issue warrants to the Underwriter to purchase a number of Class A Ordinary Shares equal to 7.5% of the total number of Class A Ordinary Shares sold in the IPO, including Class A Ordinary Shares issued upon exercise of underwriter’s over-allotment option at an exercise price equal to 140% of the public offering price of the Class A Ordinary Shares sold in the IPO. The warrants are exercisable following the date of commencement of sales of the offering and for a period of five years thereafter, in whole or in part.

On April 12, 2024, the Company completed its initial public offering in which the Company issued and sold an aggregate of 64,688 (given effect of the First Share Consolidation and Second Share Consolidation) Class A Ordinary Shares of a nominal or par value of US$0.00016 each (given effect of the First Share Consolidation and Second Share Consolidation), which includes 8,438 (given effect of the First Share Consolidation and Second Share Consolidation) Class A Ordinary Shares subject to the over-allotment option being exercised by the Underwriter, at a price of US$160.00 (given effect of the First Share Consolidation and Second Share Consolidation) per Class A Ordinary Shares.

On April 19, 2024, the Underwriter exercised fully its warrants on a cashless basis, pursuant to the underwriting agreement signed on April 12, 2024. The Company issued an aggregate of 3,855 (given effect of the First Share Consolidation and Second Share Consolidation) Class A Ordinary Shares of a nominal or par value of US$0.00016 each (given effect of the First Share Consolidation and Second Share Consolidation) upon the exercise of warrants. There was no outstanding warrant as of June 30, 2024.

10	Shareholders’ Equity (continued)

Ordinary shares (continued)

On February 3, 2025, Shareholders approved the Company undertakes a share consolidation (the “Share Consolidation”) whereby every eight issued and unissued existing Class A Ordinary Shares of a par value of US$0.000004 each of the Company (the “Pre-Consolidation Class A Ordinary Shares”) shall be combined into one Class A Ordinary Share of the Company of a par value of US$0.000032 each (the “Post-Consolidation Class A Ordinary Shares”), with such Post-Consolidation Class A Ordinary Shares having the same rights and being subject to the same restrictions as the Pre-Consolidation Class A Ordinary and every eight (8) issued and unissued existing Class B Ordinary Shares of a par value of US$0.000004 each of the Company (the “Pre-Consolidation Class B Ordinary Shares”, together with the Pre-Consolidation Class A Ordinary Shares, the “Pre-Consolidation Ordinary Shares”) shall be combined into one Class B Ordinary Share of the Company of a par value of US$0.000032 each (the “Post-Consolidation Class B Ordinary Shares”, together with the Post-Consolidation Class A Ordinary Shares, the “Post-Consolidation Ordinary Shares”), with such Post-Consolidation Class B Ordinary Shares having the same rights and being subject to the same restrictions as the Pre-Consolidation Class B Ordinary Shares, with such Share Consolidation to be effective from 28 February 2025.

On February 28, 2025, the Company effected the Share Consolidation, and as a result, (i) every eight (8) Pre-Consolidation Class A Ordinary Shares were combined into one Post-Consolidation Class A Ordinary Shares, and (ii) every eight (8) Pre-Consolidation Class B Ordinary Shares were combined into one Post-Consolidation Class B Ordinary Share. As a result of the Share Consolidation, the number of outstanding Class A Ordinary Shares were reduced from 22,816,212 Class A Ordinary Shares to approximately 2,852,026.5 Class A Ordinary Shares (subject to rounding up of fractional shares to the nearest whole number).

Upon the opening of business on March 10, 2025, the Company’s Class A Ordinary Shares began trading on the Nasdaq Capital Market (“Nasdaq”) on a post-share combination basis under the current symbol “MNDR”.On May 2, 2025, the Company entered into a Securities Purchase Agreement with Indopacific and Natali Ardianto. pursuant to which the Company agreed to issue and sell an aggregate of 22,485 (given effect of the Second Share Consolidation) Class A Ordinary Shares, valued at US$8.895 (given effect of the Second Share Consolidation) per share, for US$200,000, subject to certain closing conditions.

Standby Equity Subscription Agreement

On February 14, 2025 (the “Effective Date”), Mobile-health Network Solutions. (the “Company”), entered into a standby equity subscription agreement (the “Subscription Agreement”) with YA II PN, Ltd. (“Yorkville”), pursuant to which the Company shall have the right, but not the obligation, to issue to Yorkville, and Yorkville shall have the obligation to subscribe for, Class A ordinary shares in the capital of the Company, par value US$0.000004 per share, (the “ordinary shares”) for an aggregate subscription amount of up to US$10 million (the “Commitment Amount”), at any time during the commitment period of 36 months from the Effective Date, subject to certain conditions.

Each ordinary share to be issued to Yorkville from time to time under the Subscription Agreement will be issued at 97% of the Market Price. “Market Price” is defined as the lowest of the daily VWAPs of the Ordinary Shares during the relevant Pricing Period, other than the daily VWAP on any Excluded Days (as defined below).

10	Shareholders’ Equity (continued)

Standby Equity Subscription Agreement (continued)

With respect to each Advance Notice, the Company may notify Yorkville of the Minimum Acceptable Price with respect to such Advance by indicating a Minimum Acceptable Price on such Advance Notice. If no Minimum Acceptable Price is specified in an Advance Notice, then no Minimum Acceptable Price shall be in effect in connection with such Advance. Each Trading Day during a Pricing Period for which (A) with respect to each Advance Notice with a Minimum Acceptable Price, the VWAP of the Ordinary Shares is below the Minimum Acceptable Price in effect with respect to such Advance Notice, or (B) there is no VWAP (each such day, an “Excluded Day”), shall result in an automatic reduction to the number of Advance Shares set forth in such Advance Notice by one third (1/3) (the resulting amount of each Advance being the “Adjusted Advance Amount”), and each Excluded Day shall be excluded from the Pricing Period for purposes of determining the Market Price. The total Advance Shares in respect of each Advance with any Excluded Day(s) (after reductions have been made to arrive at the Adjusted Advance Amount) shall be automatically increased by such number of Ordinary Shares (the “Additional Shares”) equal to the greater of (a) the number of Ordinary Shares sold by Yorkville on such Excluded Day(s), if any, or (b) such number of Ordinary Shares elected to be subscribed for by Yorkville, and the subscription price per share for each Additional Share shall be equal to the Minimum Acceptable Price in effect with respect to such Advance Notice multiplied by 97%, provided that this increase shall not cause the total Advance Shares to exceed the amount set forth in the applicable Advance Notice or any limitations set forth in Section 2.01(c) of the agreement.

The Advances are subject to certain limitations, including that Yorkville shall not be obligated to subscribe for or acquire, and shall not subscribe for or acquire, any ordinary shares which, when aggregated with all other ordinary shares acquired by Yorkville under the Subscription Agreement, would result in it beneficially owning more than 9.99% of the ordinary shares then issued at the time of an Advance (the “Ownership Limitation”) or acquiring since the Effective Date under the Subscription Agreement more than 19.99% of the ordinary shares as of the Effective Date (the “Exchange Cap”). The Exchange Cap will not apply under certain circumstances, including, where the Company has obtained shareholder approval for issuances of ordinary shares in excess of the Exchange Cap in accordance with the rules of Nasdaq or such issuances do not require shareholder approval under Nasdaq’s “minimum price rule.”

In connection with entry into the Subscription Agreement, the Company agreed to pay Yorkville a structuring fee in the amount of US$25,000. In addition, as consideration for Yorkville’s subscription commitment, the Company will pay a commitment fee (the “Commitment Fee”) in an amount equal to 1.00% of US$10,000,000 of Ordinary Shares (the “Commitment Amount”). As of June 30, 2025, the Company issued a total of 7,742 Commitment Share (given effect of the Second Share Consolidation). The Commitment Shares and structuring fee were recorded as expense in “Selling, general and administrative”, in amounts of US$99,990 and US$25,000, respectively.

The Company evaluated the contract that includes the right to require Yorkville to purchase ordinary shares in the future (“put right”) considering the guidance in ASC 815-40, “Derivatives and Hedging — Contracts on an Entity’s Own Equity” and concluded that it is an equity-linked contract that does not qualify for equity classification, and therefore requires fair value accounting, and thus meets the definition of a derivative liability. Accordingly, the put right will be measured at fair value at each reporting period, and changes in its fair value will be recognized in the statement of comprehensive loss. The put right is measured under level 2 of the Fair Value hierarchy. The Company analyzed the terms of the freestanding put right and concluded that it has an immaterial value as of June 30, 2025.

As of June 30, 2025, the Company had issued an aggregate of 156,128 (given effect of the Second Share Consolidation) Class A Ordinary Shares. This includes 7,742 (given effect of the Second Share Consolidation) Class A Ordinary Shares issued on March 3, 2025 as a commitment fee, representing 1% of US$10 million worth of Ordinary Shares. Through the Subscription Agreement, the Company successfully raised gross proceeds of $984,053 during the reporting period. The Subscription Agreement provides the Company with the right, subject to certain conditions, to issue and sell up to US$10 million of Class A Ordinary Shares to the Selling Shareholder over a 36-month commitment period ending February 14, 2028.